Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-1
Statement to Securityholders
Determination Date: April 12, 2023

Payment Date	4/17/2023
Collection Period Start	3/1/2023
Collection Period End	3/31/2023
Interest Period Start	3/15/2023
Interest Period End	4/16/2023

Cut-Off Date Net Pool Balance	$1,495,738,191.10
Cut-Off Date Adjusted Pool Balance	$1,356,480,551.60

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$161,661,513.57	$38,201,298.54	$123,460,215.03	0.527608	Mar-24
Class A-2 Notes	$508,100,000.00	$—	$508,100,000.00	1.000000	May-26
Class A-3 Notes	$475,000,000.00	$—	$475,000,000.00	1.000000	Feb-28
Class A-4 Notes	$98,700,000.00	$—	$98,700,000.00	1.000000	Aug-28
Class B Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class C Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	Sep-28
Class D Notes	$13,560,000.00	$—	$13,560,000.00	1.000000	May-29
Total Notes	$1,284,141,513.57	$38,201,298.54	$1,245,940,215.03

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$1,418,466,835.72	$1,376,183,531.82	0.920070
YSOC Amount	$130,934,120.77	$126,852,115.41
Adjusted Pool Balance	$1,287,532,714.95	$1,249,331,416.41
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Reserve Account Balance	$3,391,201.38	$3,391,201.38

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$161,661,513.57	4.90000%	ACT/360	$726,129.63
Class A-2 Notes	$508,100,000.00	5.20000%	30/360	$2,201,766.67
Class A-3 Notes	$475,000,000.00	4.87000%	30/360	$1,927,708.33
Class A-4 Notes	$98,700,000.00	4.76000%	30/360	$391,510.00
Class B Notes	$13,560,000.00	5.07000%	30/360	$57,291.00
Class C Notes	$13,560,000.00	5.36000%	30/360	$60,568.00
Class D Notes	$13,560,000.00	6.34000%	30/360	$71,642.00
Total Notes	$1,284,141,513.57			$5,436,615.63

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$1,418,466,835.72	$1,376,183,531.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$1,287,532,714.95	$1,249,331,416.41
Number of Receivables Outstanding	57,354	56,637
Weighted Average Contract Rate	3.90%	3.90%
Weighted Average Remaining Term (months)	58	57

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$4,514,080.44
Principal Collections	$42,073,533.36
Liquidation Proceeds	$34,213.98
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$46,621,827.78
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$46,621,827.78

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$1,182,055.70	$1,182,055.70	$—	$—	$45,439,772.08
Interest - Class A-1 Notes	$726,129.63	$726,129.63	$—	$—	$44,713,642.45
Interest - Class A-2 Notes	$2,201,766.67	$2,201,766.67	$—	$—	$42,511,875.78
Interest - Class A-3 Notes	$1,927,708.33	$1,927,708.33	$—	$—	$40,584,167.45
Interest - Class A-4 Notes	$391,510.00	$391,510.00	$—	$—	$40,192,657.45
First Allocation of Principal	$—	$—	$—	$—	$40,192,657.45
Interest - Class B Notes	$57,291.00	$57,291.00	$—	$—	$40,135,366.45
Second Allocation of Principal	$7,690,097.16	$7,690,097.16	$—	$—	$32,445,269.29
Interest - Class C Notes	$60,568.00	$60,568.00	$—	$—	$32,384,701.29
Third Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$18,824,701.29
Interest - Class D Notes	$71,642.00	$71,642.00	$—	$—	$18,753,059.29
Fourth Allocation of Principal	$13,560,000.00	$13,560,000.00	$—	$—	$5,193,059.29
Reserve Account Deposit Amount	$—	$—	$—	$—	$5,193,059.29
Regular Principal Distribution Amount	$3,391,201.38	$3,391,201.38	$—	$—	$1,801,857.91
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,801,857.91
Remaining Funds to Certificates	$1,801,857.91	$1,801,857.91	$—	$—	$—
Total	$46,621,827.78	$46,621,827.78	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$130,934,120.77
Increase/(Decrease)	$(4,082,005.36)
Ending YSOC Amount	$126,852,115.41

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$1,287,532,714.95	$1,249,331,416.41
Note Balance	$1,284,141,513.57	$1,245,940,215.03
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,201.38	$3,391,201.38
Target Overcollateralization Amount	$3,391,201.38	$3,391,201.38
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,201.38
Beginning Reserve Account Balance	$3,391,201.38
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,201.38

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.02%	19	$209,770.54
Liquidation Proceeds of Defaulted Receivables[1]	0.00%	20	$34,213.98
Monthly Net Losses (Liquidation Proceeds)			$175,556.56
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.13%
Current Collection Period			0.15%
Four-Month Average Net Loss Ratio			N/A
Cumulative Net Losses for All Periods			$330,711.81
Cumulative Net Loss Ratio			0.02%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.13%	63	$1,728,653.37
60-89 Days Delinquent	0.02%	6	$207,211.64
90-119 Days Delinquent	0.01%	3	$109,031.56
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.15%	72	$2,044,896.57

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$106,857.28
Total Repossessed Inventory		6	$137,088.92

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		9	$316,243.20
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			N/A
Second Preceding Collection Period			N/A
Preceding Collection Period			0.01%
Current Collection Period			0.02%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2023:

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.34	0.02%	11	0.02%